INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value and gross unrealized losses (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Japanese banking company
Gross unrealized losses and fair values of available-for-sale securities
Percentage of decline in fair value of investment	2.00%
Period of impairment (in months)	27 months
Debt securities
Gross unrealized losses and fair values of available-for-sale securities
Continuous unrealized loss position more than 12 months, Gross unrealized loss	¥ 100,820	¥ 101,458
Continuous unrealized loss position total, Gross unrealized loss more than 12 months	¥ 1,621	¥ 983